INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of components of intangible assets
The components of intangible assets at December 31 were as follows:

	2021
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$15,576	$14,226	$1,350
Licenses	57,382	51,251	6,131
Intellectual property	30,125	27,466	2,659
Customer relationships	125,187	88,659	36,528
Brand	15,069	7,065	8,004
Research and development	9,982	9,946	36
	$253,321	$198,613	$54,708

	2020
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$16,300	$14,649	$1,651
Licenses	57,480	53,153	4,327
Intellectual property	28,916	26,095	2,821
Customer relationships	140,892	83,858	57,034
Brand	17,070	5,631	11,439
Research and development	11,158	10,349	809
	$271,816	$193,735	$78,081

Schedule of estimated annual amortization expense	Estimated annual amortization expense for the next 5 years ended December 31 is as follows:

Amount
2022	13,281
2023	11,784
2024	10,418
2025	6,458
2026	5,311